MINERAL PROPERTIES (Details 1) - CAD ($)	Dec. 31, 2021	Jun. 09, 2021	Dec. 31, 2020
MINERAL PROPERTIES
112,146,017 shares at $0.32 per share (deemed FV based on underlying property interest)		$ 36,000
Provision for Pickle Crow reclamation funding	$ 990,000	(1,160)	$ 0
Fair value of Auteco shares received as additional consideration (Note 3)		8,640
Option - PC Gold liability fair value of Stage 2 and final earn in options		(17,306)
Reclamation deposit		3
Mineral property, net		120
Environmental reclamation liability, net		20,358
Net assets of subsidiary		(3,137)
Gain on loss of control of subsidiary, Net		$ 8,830